October 11, 2011

Supplement

SUPPLEMENT DATED OCTOBER 11, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY FLEXIBLE INCOME TRUST
Dated February 28, 2011

The Board of Trustees of Morgan Stanley Flexible Income Trust (the "Fund"), at a meeting held on September 27-28, 2011, approved various changes with respect to the Fund, including (i) changing the Fund's name to Morgan Stanley Fixed Income Opportunities Fund and (ii) changing the Fund's principal investment strategies and corresponding risks, as appropriate. In connection with these approvals, it is anticipated that there will be no change in the Fund's portfolio management team. As a result, effective December 20, 2011, the Prospectus is revised as follows:

All references to "Morgan Stanley Flexible Income Trust" in the Prospectus are hereby deleted and replaced with "Morgan Stanley Fixed Income Opportunities Fund."

***

The first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. The Fund's "Adviser," Morgan Stanley Investment Management Inc., will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

The corporate securities in which the Fund will invest may include fixed-income securities issued by corporations located in or outside of the United States, certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks, commercial paper and convertibles securities.

***

The first sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The types of mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and commercial mortgage-backed securities ("CMBS").

***

The following is added at the end of the second paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies":

CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments.

***

The third paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

Asset-backed securities represent an interest in a pool of assets such as, but not limited to, automobile loans, credit card receivables, student loans or home equity (prime and subprime) loans that have been securitized in pass-through structures similar to mortgage-backed securities. These types of pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.

***

The fourth paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund may invest in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or in fixed-income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt. The Fund may also invest generally in foreign securities that are denominated in U.S. dollars or in currencies other than U.S. dollars.

In pursuit of its investment objective, the Fund may regularly enter into currency derivatives, including, but not limited to, forward currency exchange contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes. The use of these currency derivatives may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. At times, the Fund may enter into "cross-currency" transactions involving currencies other than those in which securities held or proposed to be purchased are denominated.

***

The third sentence of the fifth paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted.

***

The first sentence of the sixth paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its assets in public bank loans made by banks or other financial institutions.

***

The following is added at the end of the section of the Prospectus entitled "Fund Summary—Principal Risks—Fixed Income Securities":

To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

***

The following is added after the third sentence of the section of the Prospectus entitled "Fund Summary—Principal Risks—Foreign and Emerging Market Securities":

Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

***

The penultimate and last sentences at the end of the section of the Prospectus entitled "Fund Summary—Principal Risks—Foreign and Emerging Market Securities" are hereby deleted.

***

The section of the Prospectus entitled "Fund Summary—Principal Risks—Asset-Backed Securities" is hereby moved to follow the sixth paragraph in the same section.

***

The following is added after the sixth paragraph of the section of the Prospectus entitled "Fund Summary—Principal Risks":

• U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Currency Derivatives. Investments in currency derivatives may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. Forward currency exchange contracts and currency futures and options contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency derivatives involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

***

The first paragraph in the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. The Adviser will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible bonds, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

***

The section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies—1. Investment Grade Global Securities" is hereby deleted and replaced with the following:

1.  Corporate Securities.

■  Fixed-income securities issued by a corporation located in or outside of the United States;

■  Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks; and

■  Commercial paper issued by U.S. or foreign companies.

***

The section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies—2. Mortgage-Backed Securities and U.S. Government Securities" is hereby renamed "—2. Residential and Commercial Mortgage-Backed Securities". Accordingly, the third and fourth bullet points in such section are hereby deleted. In addition, the first paragraph following the bullet points in that same section is hereby deleted and replaced with the following:

The types of mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, including TBAs, which settle on a delayed delivery basis, CMOs, SMBS and CMBS.

The following is added as the last paragraph under that same section:

CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

***

The section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies—3. High Yield Securities" is hereby deleted and replaced with the following:

3.  Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as, but not limited to, automobile loans, credit card receivables, student loans or home equity (prime and subprime) loans that have been securitized in pass-through structures similar to mortgage-backed securities. These types of pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.

***

The first sentence of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies—4. Emerging Market Securities" is hereby deleted and replaced with the following:

The Fund may invest in debt securities of companies, foreign governments or supranational organizations or any of their instrumentalities located in emerging market or developing countries.

***

The following is added after the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies—4. Emerging Market Securities":

5.  Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

6.  U.S. Government Securities and Foreign Sovereign Debt.

■  U.S. Treasury securities, such as bills, notes, bonds and zero coupon securities (without restrictions as to remaining maturity at time of purchase); and

■  U.S. government agency securities, such as discount notes, medium-term notes, debentures and zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity (without restrictions as to remaining maturity at time of purchase); and

■  Fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or fixed-income securities issued or guaranteed by a foreign government or supranational organization or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt.

7.  Currency Derivatives. In pursuing its investment objective, the Fund may regularly enter into currency derivatives, including, but not limited to, forward currency exchange contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes. The use of currency derivatives may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund's investment returns. The Fund is not required to hedge any portfolio holding with the use of currency derivatives. Accordingly, Fund shareholders would bear the risk of currency fluctuations with respect to unhedged portfolio positions.

Forward currency exchange contracts are transactions involving the Fund's obligation to purchase or sell a specific currency at a future date at a specified price. Forward currency exchange contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Fund to "lock in"

the U.S. dollar price of the security. Forward currency exchange contracts may also be used to attempt to protect the value of the Fund's existing holdings of non-U.S. securities. Imperfect correlation may exist, however, between the Fund's non-U.S. securities holdings and the forward currency exchange contracts entered into with respect to those holdings. Forward currency exchange contracts may be used for non-hedging purposes in seeking to meet the Fund's investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund's investment portfolio. At times, the Fund may enter into "cross-currency" transactions involving currencies other than those in which securities held or proposed to be purchased are denominated.

Currency futures contracts are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on United States and foreign exchanges.

***

The Fund may invest in high yield, high risk, fixed-income securities rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if unrated, are determined by the Adviser to be of comparable quality. Fixed-income securities rated Ba or lower by Moody's or BB or lower by S&P are considered speculative investments and are commonly known as "junk bonds." The securities in this group may include both convertible and non-convertible debt securities and preferred stock. They also may include "Rule 144A" securities, which are subject to resale restrictions. The Fund does not have any minimum quality rating standard for this group of investments. Thus, the Fund may invest in fixed-income securities that may already be in default on payment of interest or principal.

***

The last sentence of the second paragraph following the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies—4. Emerging Market Securities" is hereby deleted and replaced with the following:

Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars.

***

The last sentence of the third paragraph following the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies—4. Emerging Market Securities" is hereby deleted.

***

The first sentence of the fourth paragraph following the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies—4. Emerging Market Securities" is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its assets in public bank loans made by banks or other financial institutions.

***

The fifth paragraph following the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies—4. Emerging Market Securities" is hereby deleted.

***

The last sentence of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Additional Investment Strategy Information—Common Stock and Other Equity Securities" is hereby deleted.

***

The following is added at the end of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Risks—Fixed Income Securities":

Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

***

The last paragraph of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Risks—Foreign Securities" is hereby deleted.

***

The third paragraph of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Risks—Mortgage-Backed Securities" is hereby deleted and replaced with the following:

The Fund may invest in mortgage pass-through securities that are issued or guaranteed by the U.S. Government. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of the U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

***

The section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Risks—Asset-Backed Securities" is hereby moved to follow the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Risks—Stripped Mortgage-Backed Securities."

***

The following is hereby added after the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Risks—Stripped Mortgage-Backed Securities":

Commercial Mortgage-Backed Securities. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities (which are purchased at a discount and generally accrue interest, but make no payments until maturity) are typically subject to greater price fluctuations than comparable securities that pay interest.) While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. The Fund is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, the Fund may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the U.S., but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Freddie Mac and Fannie Mae and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. Further, the Fund may purchase securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the U.S., there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt under this Temporary Liquidity Guarantee Program is subject to the full faith and credit of the U.S. Government and expires no later than December 31, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program or other similar FDIC programs may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Currency Derivatives. Investments in currency derivatives may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. In addition, investments in currency derivatives, to the extent that they reduce the Fund's exposure to currency risks, may also reduce the Fund's ability to benefit from favorable changes in currency exchange rates. The Fund is not required to hedge any portfolio holding with the use of currency derivatives. Accordingly, Fund shareholders would bear the risk of currency fluctuations with respect to unhedged portfolio positions.

Foreign currency derivatives may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency derivatives may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Adviser's success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward foreign currency contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward foreign currency contracts are transactions involving the Fund's obligation to purchase or sell a specific currency at a future date at a specified price. Forward foreign currency contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Fund to "lock in" the U.S. dollar price of the security. Forward foreign currency contracts may also be used to attempt to protect the value of the Fund's existing holdings of non-U.S. securities. Imperfect correlation may exist, however, between the Fund's non-U.S. securities holdings and the forward foreign currency contracts entered into with respect to those holdings. Currency futures contracts are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund's holdings, further increases the Fund's exposure to foreign securities losses. There is no assurance that the Adviser's use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Forward foreign currency contracts and currency futures and options contracts may be used for non-hedging purposes in seeking to meet the Fund's investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund's investment portfolio.

***

The last paragraph of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Additional Risk Information—Common Stock and Other Equity Securities" is hereby deleted.

***

All references to the defined term "Investment Adviser" in the Prospectus are hereby deleted and replaced with "Adviser."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT2 10/11

October 11, 2011

Supplement

SUPPLEMENT DATED OCTOBER 11, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY FLEXIBLE INCOME TRUST
Dated February 28, 2011

The Board of Trustees of Morgan Stanley Flexible Income Trust (the "Fund"), at a meeting held on September 27-28, 2011, approved various changes with respect to the Fund, including (i) changing the Fund's name to Morgan Stanley Fixed Income Opportunities Fund and (ii) changing the Fund's principal investment strategies and corresponding risks, as appropriate. In connection with these approvals, it is anticipated that there will be no change in the Fund's portfolio management team. As a result, effective December 20, 2011, the Statement of Additional Information is revised as follows:

All references to "Morgan Stanley Flexible Income Trust" in the Statement of Additional Information are hereby deleted and replaced with "Morgan Stanley Fixed Income Opportunities Fund."

***

All references to the defined term "Investment Adviser" in the Statement of Additional Information are hereby deleted and replaced with "Adviser."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.